NVIT Putnam International Value Fund Expense Example - NVIT Putnam International Value Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,197
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,484
Class X Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,033
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,021
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	$ 1,324